Condensed Consolidated Statements of Cash Flow (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
OPERATIONS
Net income (loss)	$ 15,663	$ (72,388)
Depreciation and amortization	47,542	46,440
Goodwill impairment	0	1,779
Loss on debt extinguishment	6,275	0
Deferred income taxes	232	(8,639)
Amortization of discount on Convertible Notes	8,100	7,175
Equity in (earnings) losses of investees	(72)	31,681
Amortization of gain on sale of the shipping fleet	(10,381)	(11,470)
Stock-based compensation	4,523	6,120
Restructuring related asset impairments	0	4,867
Changes in current assets and liabilities and other	19,856	15,837
Operating cash flow	91,738	21,402
INVESTING
Capital expenditures	(36,165)	(36,222)
Contribution to equity-method investment	(13,102)	0
Net proceeds from sale of long-term assets	11,751	4,231
Other, net	3,559	(2,800)
Investing cash flow	(33,957)	(34,791)
FINANCING
Issuance of long-term debt	429,415	0
Repayments of long-term debt and capital lease obligations	(412,646)	(12,636)
Borrowings under the ABL Revolver	36,590	0
Repayments of ABL Revolver	(36,590)	0
Borrowings under the Credit Facility Revolver	0	50,000
Repayments of the Credit Facility Revolver	(40,000)	(30,000)
Payments for debt modification and issuance costs	(13,810)	(2,368)
Financing cash flow	(37,041)	4,996
Increase in cash and equivalents	20,740	(8,393)
Balance at beginning of period	51,026	45,261
Balance at end of period	$ 71,766	$ 36,868